BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 02, 2020
Current Assets:
Cash on hand	$ 992,305			$ 200,000
Prepaid expenses	477,273
Due from Sponsor	563
Total current assets	1,470,141			200,000
Deferred offering costs				45,000
Cash and marketable securities held in Trust Account	345,060,383
Total Assets	346,530,524			245,000
Liabilities and Stockholders' Equity
Accrued offering costs and expenses				48,543
Promissory note-related party				175,000
Taxes payable	150,000
Due to related party	1,350
Total current liabilities	905,020			223,543
Warrant liability	12,841,691
Deferred Underwriters' Discount	12,075,000
Total liabilities	25,821,711			223,543
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital				24,137
Accumulated deficit	(24,292,050)			(3,543)
Total stockholders' equity (deficit)	(24,291,187)	$ (24,250,666)	$ (32,569,540)	21,457	$ 0
Total Liabilities and stockholders' equity	346,530,524			245,000
Class A Common Stock
Stockholders' Equity:
Common Stock				0
Class B Common Stock
Stockholders' Equity:
Common Stock	$ 863			$ 863